Subsequent events (Details) $ in Millions	Jan. 07, 2021 USD ($)
PIPE Investment
Subsequent Event [Line Items]
Business combination, proceeds from private placement	$ 400.0
IPO
Subsequent Event [Line Items]
Business combination, deferred underwriter fees	29.0
SCH and Merger Sub | Merger Agreement
Subsequent Event [Line Items]
Business combination, net increase in cash	670.0
Business combination, transaction costs	61.0
Subsequent Event | PIPE Investment
Subsequent Event [Line Items]
Business combination, proceeds from private placement	400.0
Subsequent Event | IPO
Subsequent Event [Line Items]
Business combination, deferred underwriter fees	29.0
Subsequent Event | SCH and Merger Sub | Merger Agreement
Subsequent Event [Line Items]
Business combination, net increase in cash	670.0
Business combination, transaction costs	$ 61.8